Analysis of Assets and Liabilities by Financial Instrument Classification (Tables)	12 Months Ended
Feb. 28, 2023
Analysis of Assets and Liabilities by Financial Instrument Classification [Abstract]
Schedule of classification of financial assets and financial liabilities
		As of February 28
Figures in Rand thousands	Notes	2023	2022

Financial assets (at amortized cost)
Loans to related party	12	25,800	19,400
Trade and other receivables (excludes prepayments and other taxes)	11	376,827	304,561
Cash and cash equivalents	13	965,790	731,748
		1,368,417	1,055,709

Financial assets (at fair value)
Other financial assets	14	388	16,664

Financial liabilities (at amortized cost)
Loans from related parties	12	607	2,134
Trade and other payables (excludes other taxes)	19	329,481	250,970
Term loans	16	59,947	89,350
Bank overdraft	13	40	13,722
		390,075	356,176